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April 17, 2023	Edward Baer T +1 415 315 6328 edward.baer@ropesgray.com

BY Edgar

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re:	BondBloxx ETF Trust (the “Trust”) (File Nos. 333-258986 and 811-23731)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 15 to the Trust’s Registration Statement under the Securities Act and Amendment No. 18 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 15/18”).

This Amendment No. 15/18 is being filed in connection with the Trust’s registration of the BondBloxx BBB Rated 1-5 Year Corporate Bond ETF, BondBloxx BBB Rated 5-10 Year Corporate Bond ETF and BondBloxx BBB Rated 10+ Year Corporate Bond ETF, each a new proposed series of the Trust (the “Funds”). In addition to Part C, this Amendment No. 15/18 includes the following documents: (1) Prospectus for the Funds; and (2) Statement of Additional Information for the Funds.

This Amendment No. 15/18 relates only to the Funds and does not supersede or amend disclosure in the Trust’s Registration Statement relating to any other series of the Trust. The Trust expects to file an amendment pursuant to Rule 485(b) under the Securities Act on or prior to the effective date of this Amendment No. 15/18.

No fees are required in connection with this filing. Please direct any questions regarding this filing to me at (415) 315-6328. Thank you for your attention to this matter.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc:	Joanna Gallegos Tony Kelly